LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of calculation of basic and diluted net loss per share
	Year ended December 31,
	2022	2021	2020
Numerator:
Net loss	$136,867	$129,294	$152,203
Undistributed earnings attributable to preferred shareholders	—	8,203	18,713
Net loss attributable to ordinary shareholders, basic and diluted	$136,867	$137,497	$170,916

Denominator:
Weighted-average ordinary shares outstanding	45,804,714	30,332,006	12,048,909
Basic and diluted net loss per share	$(2.99)	$(4.53)	$(14.19)